INVENTORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
INVENTORIES
Raw materials	$ 4,551,761	$ 5,609,999
Work-in-process	6,133,081	8,170,837
Finished goods	7,252,583	7,463,030
Provision for inventory impairment		(102,365)
Total	17,937,425	21,141,501
Carrying values of pledged assets	2,885,340	2,416,923
Inventory amounts recognized into cost of goods sold	7,526,727	$ 9,192,865
Inventory
INVENTORIES
Carrying values of pledged assets	$ 0